DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
DISCONTINUED OPERATIONS (Tables) [Line Items]
Schedule of Discontinued Net Trading Income
7 NET TRADING INCOME

	2020	2019	2018
	£m	£m	£m
Foreign exchange translation gains (losses)	74	(203)	132
Gains on foreign exchange trading transactions	326	336	235
Total foreign exchange	400	133	367
Investment property losses (note 21)	(20)	(8)	—
Securities and other gains (see below)	370	235	41
Net trading income	750	360	408
Securities and other gains comprise net gains (losses) arising on assets and liabilities held at fair value through profit or loss as follows:

	2020	2019	2018
	£m	£m	£m
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading	440	427	127
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	37	25	11
Equity shares	9	(3)	86
	486	449	224
Net expense arising on assets and liabilities designated at fair value through profit or loss	(116)	(214)	(183)
Securities and other gains	370	235	41

Discontinued operations
DISCONTINUED OPERATIONS (Tables) [Line Items]
Schedule of Results of Discontinued Operations
The results of the discontinued operations in 2018 were as follows:

2018
£ million
Interest and similar income	14
Interest and similar expense	(3)
Net interest income	11
Fee and commission income	106
Fee and commission expense	(180)
Net fee and commission income	(74)
Net trading income (see (a) below)	(790)
Insurance premium income (see (b) below)	2,714
Other operating income	205
Other income	2,055
Total income	2,066
Insurance claims (see (c) below)	(1,363)
Total income, net of insurance claims	703
Operating expenses	(333)
Profit on disposal of the discontinued operations	1,010
Profit before tax	1,380
Taxation	(66)
Profit after tax from discontinued operations	1,314

Schedule of Discontinued Net Trading Income

2018
£m
Foreign exchange translation gains	31
Gains on foreign exchange trading transactions	—
Total foreign exchange	31
Investment property gains	45
Securities and other gains (see below)	(866)
Net trading income	(790)

Schedule of Discontinued Securities and Other Gains Held For Trading
Securities and other gains comprised net gains arising on assets and liabilities held at fair value through profit or loss and for trading as follows:

2018
£m
Net income arising on assets designated at fair value through profit or loss:
Debt securities, loans and advances	(426)
Equity shares	(535)
Total net gains arising on assets designated at fair value through profit or loss	(961)
Net gains on financial instruments held for trading	95
Securities and other gains	(866)

Schedule of Discontinued Insurance Premium Income

2018
£m
Life insurance
Gross premiums:
Life and pensions	2,198
Annuities	366
2,564
Ceded reinsurance premiums	(73)
Net earned premiums	2,491
Non-life insurance
Net earned premiums	223
Total net earned premiums	2,714

Schedule of Discontinued Insurance Claims

2018
Insurance claims comprise:	£m
Life insurance and participating investment contracts
Claims and surrenders	(2,788)
Change in insurance and participating investment contracts	1,533
Change in non-participating investment contracts	(73)
(1,328)
Reinsurers’ share	86
(1,242)
Change in unallocated surplus	14
Total life insurance and participating investment contracts	(1,228)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(135)
Total insurance claims	(1,363)

Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:
Deaths	(267)
Maturities	(393)
Surrenders	(1,734)
Annuities	(336)
Other	(58)
Total life insurance gross claims and surrenders	(2,788)

Schedule of Impact of Discontinued Operations on the Cash Flow Statement
The impact of the discontinued operations on the Group’s cash flow statements was as follows:

2018
£m
Net cash used in operating activities	(1,715)
Net cash from investing activities	60
Net cash used in financing activities	(682)
Change in cash and cash equivalents	(2,337)